Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 28, 2013
Current assets:
Cash and cash equivalents	$ 178,491,000	$ 86,064,000
Accounts receivable, net	247,727,000	194,827,000
Inventories, net	173,701,000	156,074,000
Deferred income taxes	16,776,000	2,318,000
Other current assets	89,121,000	59,096,000
Total current assets	705,816,000	498,379,000
Property, plant and equipment, net	870,230,000	652,780,000
Goodwill	220,554,000	115,328,000
Intangible assets, net	178,911,000	169,399,000
Deferred income taxes	18,231,000	2,582,000
Other noncurrent assets	41,431,000	26,052,000
Total assets	2,035,173,000	1,464,520,000
Current liabilities:
Short-term borrowings	17,665,000	2,472,000
Accounts payable and accrued liabilities	321,313,000	307,731,000
Income taxes payable	9,636,000	3,613,000
Deferred income taxes	10,217,000	1,342,000
Current portion of long-term debt	31,892,000	13,797,000
Total current liabilities	390,723,000	328,955,000
Long-term debt	1,433,283,000	880,399,000
Deferred Portion of Purchase Price	42,440,000	0
Deferred income taxes	36,223,000	33,236,000
Other noncurrent liabilities	67,124,000	62,191,000
Total liabilities	1,969,793,000	1,304,781,000
Commitments and contingencies
Redeemable Noncontrolling Interest, Equity, Carrying Amount	89,181,000	0
Shareholders’ equity:
Common stock — 1,000 shares issued and outstanding	0	0
Additional paid-in capital	277,248,000	294,144,000
Accumulated deficit	(242,439,000)	(127,142,000)
Accumulated other comprehensive income (loss)	(59,164,000)	(8,106,000)
Total Polymer Group, Inc. shareholders' equity (deficit)	(24,355,000)	158,896,000
Noncontrolling interest	554,000	843,000
Total equity (deficit)	(23,801,000)	159,739,000
Total liabilities and equity	$ 2,035,173,000	$ 1,464,520,000